Summary of Changes in Stock Options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares $ / shares	Dec. 31, 2022 shares $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding, Beginning Balance | shares	11,500,000	7,640,000
Weighted average exercise price, Beginning Balance	$ 0.19	$ 0.12
Number of options outstanding, Granted	0.31	7,210,000
Weighted average exercise price, Granted		$ 0.27
Number of options outstanding, Exercised | shares	(1,050,000)	(3,345,000)
Weighted average exercise price, Exercised	$ 0.29	$ 0.20
Number of options outstanding, Exercised | shares		(5,000)
Weighted average exercise price, Expired		$ 0.74
Number of options outstanding, Ending Balance | shares	10,450,000	11,500,000
Weighted average exercise price, Ending Balance	$ 0.18	$ 0.19
Number of options Exercisable, Ending Balance | shares	9,295,000
Weighted average shares exercisable, Ending Balance	$ 0.18